Financial instruments - Credit Risk (Details) - Trade accounts receivable - CAD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,126,772	$ 931,530
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,131,524	936,287
Cost | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	951,277	806,041
Cost | Past due 1-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	109,668	79,016
Cost | Past due 31-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,806	25,262
Cost | Past due 61-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,005	8,999
Cost | Past due more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25,768	16,969
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (4,752)	$ (4,757)